Geographic Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Geographic Financial Information [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
The following table reflects total revenue and assets by geographic area for the periods ended on, or as of, the dates presented below (in thousands):

	Three Months Ended March 31,
	2013	2012
Revenue
North America	$139,451	$99,386
Europe	14,001	9,564
Total Revenues	$153,452	$108,950

	March 31, 2013	December 31, 2012
Mortgages and contracts receivable, net
North America	$319,172	$310,955
Europe	1,795	1,977
Total mortgages and contracts receivable, net	$320,967	$312,932
Unsold Vacation Interests, net
North America	$260,674	$275,352
Europe	39,814	40,515
Total unsold Vacation Interests, net	$300,488	$315,867
Property and equipment, net
North America	$50,753	$50,643
Europe	4,302	4,477
Total property and equipment, net	$55,055	$55,120
Intangible assets, net
North America	$100,291	$103,141
Europe	8,021	9,357
Total intangible assets, net	$108,312	$112,498
Total long-term assets, net
North America	$730,890	$740,091
Europe	53,932	56,326
Total long-term assets, net	$784,822	$796,417

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following table reflects total revenue and assets by geographic area for the periods presented below (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Revenue
North America	$476,053	$346,803	$325,710
Europe	47,615	44,218	45,115
Total Revenues	$523,668	$391,021	$370,825

	December 31, 2012	December 31, 2011
Mortgages and contracts receivable, net
North America	$310,955	$281,958
Europe	1,977	1,344
Total mortgages and contracts receivable, net	$312,932	$283,302
Unsold Vacation Interests, net
North America	$275,352	$233,721
Europe	40,515	23,084
Total unsold Vacation Interests, net	$315,867	$256,805
Property and equipment, net
North America	$50,643	$43,697
Europe	4,477	4,480
Total property and equipment, net	$55,120	$48,177
Intangible assets, net
North America	$103,141	$63,882
Europe	9,357	4,227
Total intangible assets, net	$112,498	$68,109
Total long-term assets, net
North America	$740,091	$623,258
Europe	56,326	33,135
Total long-term assets, net	$796,417	$656,393